Share-Based Compensation (Details) - Schedule of Restricted Shares	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Restricted Shares [Abstract]
Number of restricted shares, Outstanding at beginning | shares	3,880,000
Weighted-Average Grant-Date Fair Value, Outstanding at beginning | $ / shares	$ 0.155
Number of restricted shares, Outstanding at ending | shares	5,255,000
Weighted-Average Grant-Date Fair Value, Outstanding at ending | $ / shares	$ 0.259
Number of restricted shares, Granted | shares	3,000,000
Weighted-Average Grant-Date Fair Value, Granted | $ / shares	$ 0.293
Number of restricted shares, Forfeit | shares
Weighted-Average Grant-Date Fair Value, Forfeit | $ / shares
Number of restricted shares, Vested | shares	(1,625,000)
Weighted-Average Grant-Date Fair Value, Vested | $ / shares	$ 0.076